Earnings Per Share (Reconciliation of Basic and Diluted Earnings Per Share) (Detail) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Earnings Per Share [Abstract]
Denominator for Basic Earnings per Share (shares)	214.0	217.8	222.5	222.6	221.9	221.7	224.6	224.7	223.8	221.2	223.7	222.8
Effect of Dilutive Securities:
Stock Options (shares)	2.1				1.1					1.6	0.9	0.9
Restricted Stock Awards, Restricted Stock Units and Performance Stock Units (shares)	1.3				1.4					1.2	1.4	1.4
Denominator for Diluted Earnings per Share - Adjusted for Dilutive Securities	217.4	221.2	225.6	224.9	224.4	224.2	226.8	226.6	226.3	224.0	226.0	225.1